Income Taxes (Details) - Schedule of deferred tax assets and deferred tax liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets:
Net operating losses (“NOL”)	$ 225,339	$ 123,633
Research and development credits	4,240	7,921
Accrued liabilities	16,258	7,564
Construction in progress		3,061
Excess interest expense under section 163(j)	5,018	3,670
Capital losses	3,420	2,407
Amortization	12,176
Stock-based compensation	187	428
Other	1,714	296
Gross deferred tax assets	268,352	148,980
Valuation allowance	(256,413)	(148,546)	$ (135,046)
Deferred tax assets, net of valuation allowance	11,939	434
Deferred Tax Liabilities:
Depreciation	(573)	454
State taxes	(11,366)	(888)
Total deferred tax liabilities	(11,939)	(434)
Total net deferred tax assets (liabilities)